Securities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Securities Pledged
Average loss on securities, percent	1.04%	0.55%
Amortized cost of securities	$ 73,000,000	$ 97,300,000
Fair value of pledged securities	72,600,000	97,100,000
Repurchase Agreements
Securities Pledged
Amortized cost of securities pledged	12,200,000	14,900,000
Securities pledged and available to be sold under repurchase agreements, fair value	12,200,000	15,000,000
Derivative
Securities Pledged
Amortized cost of securities pledged	5,200,000	2,800
Securities pledged and available to be sold under repurchase agreements, fair value	$ 5,200,000	$ 2,900